Consolidated Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
August 31, 2026
XS7-NPRT3-1026
1.968013.112
Common Stocks - 97.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)(g)	31,000	2,215,260
BELGIUM - 0.8%
Health Care - 0.8%
Biotechnology - 0.7%
Argenx SE ADR (b)	144,060	148,620,940
Neurona Therapeutics Inc (d)(f)	887,600	26,628
Neurona Therapeutics Inc (d)(f)	887,600	9
Neurona Therapeutics Inc escrow shares (d)(f)	887,600	133,140
Neurona Therapeutics Inc milestone 1 rights (b)(f)	887,600	266,280
Neurona Therapeutics Inc milestone 2 rights (b)(d)(f)	887,600	8,876
Neurona Therapeutics Inc milestone 3 rights (b)(d)(f)	887,600	8,876
Neurona Therapeutics Inc milestone 4 rights (b)(d)(f)	887,600	8,876
		149,073,625
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV ADR (i)	248,962	3,278,830
AgomAb Therapeutics NV ADR (g)	129,200	1,701,563
UCB SA	77,400	19,356,325
		24,336,718
TOTAL BELGIUM		173,410,343
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	270,215	2,232,376
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	195,000	19,258,200
Health Care - 0.0%
Pharmaceuticals - 0.0%
InMed Pharmaceuticals Inc (c)(d)(e)(f)	1,611,759	4,351,749
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	14,300	4,281,420
IT Services - 0.2%
Shopify Inc Class A (b)	208,390	30,713,825
Software - 0.0%
Taalas Inc warrants (b)(d)(f)	451,752	1,874,771
TOTAL INFORMATION TECHNOLOGY		36,870,016
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States) (g)	67,900	13,791,169
Franco-Nevada Corp (United States)	32,900	8,657,635
Kinross Gold Corp (United States) (g)	152,200	4,669,496
Novagold Resources Inc (United States) (b)(g)	1,024,300	8,808,980
TOTAL MATERIALS		35,927,280
TOTAL CANADA		98,639,621
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	587,600	6,485,840
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	8,300	946,366
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	126,100	4,410,978
Luckin Coffee Inc ADR (b)	460,800	16,542,720
		20,953,698
TOTAL CONSUMER DISCRETIONARY		28,385,904
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(f)	570,188	906,599
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(g)	74,000	1,884,040
TOTAL CHINA		31,176,543
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	9,489	2,495,987
Zealand Pharma A/S (b)	118,800	5,538,074

TOTAL DENMARK		8,034,061
FINLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	115,400	3,525,470
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj ADR	1,620,700	16,433,898
TOTAL FINLAND		19,959,368
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	6,000	670,380
Health Care Technology - 0.0%
DNA Script SAS (b)(d)(f)	85	501
DNA Script SAS seed shares (b)(d)(f)	324	1,916
		2,417
Pharmaceuticals - 0.0%
Kartos Therapeutics Inc 250M Milestone rights (b)(d)(f)	463,327	4
Kartos Therapeutics Inc 950M Milestone rights (b)(d)(f)	463,327	1,399,248
Kartos Therapeutics Inc Representative Escrow rights (b)(f)	463,327	5
		1,399,257
TOTAL FRANCE		2,072,054
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(g)	6,300	219,932
INDIA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (b)	7,665,159	16,542,906
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	2,843,600	9,803,611
MakeMyTrip Ltd (b)(g)	92,950	5,415,267
		15,218,878
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	28,680	199,623
TOTAL CONSUMER DISCRETIONARY		31,961,407
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	339,518	4,555,804
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	71,444	1,621,779
Financial Services - 0.0%
Jio Financial Services Ltd	285,859	724,954
TOTAL FINANCIALS		2,346,733
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	646,600	3,099,576
TOTAL INDIA		41,963,520
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (b)(g)	723,705	6,766,642
Pharmaceuticals - 0.1%
GH Research PLC (b)	485,500	13,098,790
TOTAL IRELAND		19,865,432
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(g)	101,471	1,461,182
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(f)	65,668	534,537
TOTAL ISRAEL		1,995,719
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	7,345	406,693
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA (d)(h)	73,500	3,039,225
Bending Spoons SpA (b)	13,200	545,820
TOTAL INFORMATION TECHNOLOGY		3,585,045
TOTAL ITALY		3,991,738
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (b)	93,900	453,362
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	445,300	10,790,730
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)	123,100	4,462,375
Kioxia Holdings Corp (b)	87,200	26,961,718
TOTAL INFORMATION TECHNOLOGY		31,424,093
TOTAL JAPAN		42,668,185
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	43,053	8,186,837
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (b)	241,200	11,715,084
NETHERLANDS - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Pharvaris NV (b)	322,339	11,156,153
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	3,685	6,249,797
TOTAL NETHERLANDS		17,405,950
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	826,506	23,555,421
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)	100,300	5,715,094
Idorsia Ltd (b)(g)	1,155,054	7,058,783
		12,773,877
Pharmaceuticals - 0.0%
Galderma Group AG	53,420	11,076,756
TOTAL HEALTH CARE		23,850,633
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	254,715
TOTAL SWITZERLAND		47,660,769
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	121,168	50,323,494
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.0%
Unilever PLC ADR	5,100	330,735
Tobacco - 0.1%
British American Tobacco PLC ADR	260,700	14,487,100
TOTAL CONSUMER STAPLES		14,817,835
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	59,800	4,673,370
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(f)	3,628	6,998,194
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	139,070	5,051,022
Industrials - 0.0%
Electrical Equipment - 0.0%
DPC Holdings PLC (g)	32,000	1,342,720
TOTAL UNITED KINGDOM		32,883,141
UNITED STATES - 95.0%
Communication Services - 15.9%
Diversified Telecommunication Services - 3.7%
Comcast Corp Class A	39,700	1,056,814
Lumen Technologies Inc (b)	2,902,900	18,143,125
Space Exploration Technologies Corp (h)	665,061	90,784,484
Space Exploration Technologies Corp - 180 Day Lockup Final Release (h)	394,567	56,695,332
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (h)	436,316	62,694,246
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (h)	436,316	62,694,246
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (h)	1,745,265	238,238,272
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (h)	436,316	62,694,246
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (h)	436,316	62,694,246
Space Exploration Technologies Corp Class A (g)	1,516,734	217,939,509
Verizon Communications Inc	11,000	550,220
		874,184,740
Entertainment - 1.0%
Netflix Inc (b)	2,178,890	176,599,035
ROBLOX Corp Class A (b)	990,800	40,910,132
Spotify Technology SA (b)	17,700	9,622,074
Walt Disney Co/The	5,676	610,453
		227,741,694
Interactive Media & Services - 10.7%
Alphabet Inc Class A	3,113,730	1,056,644,276
Alphabet Inc Class C	2,538,810	851,542,262
Epic Games Inc (b)(d)(f)	11,800	4,346,766
Meta Platforms Inc Class A	1,098,930	628,961,596
People Inc Class A (b)	4,800	183,744
Reddit Inc Class B (b)	46,152	6,821,727
Snap Inc Class A (b)	9,100	50,505
		2,548,550,876
Media - 0.5%
AppLovin Corp Class A (b)	348,300	108,690,498
Versant Media Group Inc Class A	1,624	66,779
		108,757,277
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	9,700	1,750,268
TOTAL COMMUNICATION SERVICES		3,760,984,855
Consumer Discretionary - 8.0%
Automobiles - 1.1%
Rad Power Bikes Inc (b)(d)(f)	249,183	2
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(f)	181,375	2
Rivian Automotive Inc Class A (b)(g)	295,419	4,744,429
Tesla Inc (b)	719,005	264,557,890
		269,302,323
Broadline Retail - 3.4%
Amazon.com Inc (b)	2,943,960	764,752,489
Ollie's Bargain Outlet Holdings Inc (b)(g)	528,137	39,832,093
		804,584,582
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	5,200	771,472
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	44,100	8,080,002
Black Rock Coffee Bar Inc Class A	1,800	17,189
Booking Holdings Inc	277,600	55,267,384
Brinker International Inc (b)	212,868	48,640,338
Cava Group Inc (b)	80,550	5,296,163
Chipotle Mexican Grill Inc (b)	414,150	15,750,125
DoorDash Inc Class A (b)	66,900	15,503,406
Dutch Bros Inc Class A (b)	66,500	3,249,190
Expedia Group Inc Class A	4,200	1,331,904
Hyatt Hotels Corp Class A (g)	36,083	6,024,779
Marriott International Inc/MD Class A1	91,250	31,185,600
McDonald's Corp	9,625	2,536,573
Shake Shack Inc Class A (b)	9,436	650,045
Starbucks Corp	287,553	30,552,506
Viking Holdings Ltd (b)	72,500	6,245,150
Wingstop Inc	13,200	1,445,136
Yum! Brands Inc	41,100	6,301,041
		238,076,531
Household Durables - 0.4%
DR Horton Inc	30,500	4,409,080
Garmin Ltd	116,700	33,155,637
Lennar Corp Class A	5,000	420,550
SharkNinja Inc (b)	256,900	49,450,681
Somnigroup International Inc	46,400	3,004,400
Toll Brothers Inc	6,600	946,770
		91,387,118
Specialty Retail - 1.9%
Carvana Co Class A (b)	267,500	19,650,550
Dick's Sporting Goods Inc	22,900	3,093,790
Fanatics Inc Class A (b)(d)(f)	180,405	18,487,904
Five Below Inc (b)	14,200	3,505,128
Floor & Decor Holdings Inc Class A (b)	86,800	4,363,436
Home Depot Inc/The	385,677	126,436,491
Lowe's Cos Inc	78,273	16,022,483
Revolve Group Inc Class A (b)	568,100	12,623,182
RH (b)	18,291	2,728,103
Ross Stores Inc	187,500	42,851,250
TJX Cos Inc/The	613,372	82,136,645
Wayfair Inc Class A (b)(g)	1,270,320	126,104,666
		458,003,628
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	244,118	21,257,796
Lululemon Athletica Inc (b)	26,758	3,217,917
NIKE Inc Class B	100,154	3,912,015
Tory Burch LLC Class A (b)(d)(f)(j)	248,840	9,027,915
		37,415,643
TOTAL CONSUMER DISCRETIONARY		1,899,541,297
Consumer Staples - 2.2%
Beverages - 0.8%
Celsius Holdings Inc (b)	67,200	2,113,440
Coca-Cola Co/The	1,338,307	118,667,682
Constellation Brands Inc Class A	5,700	744,533
Keurig Dr Pepper Inc	332,971	10,608,456
Monster Beverage Corp (b)	457,440	21,005,645
PepsiCo Inc	63,564	8,920,572
		162,060,328
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	88,194	83,245,435
Dollar Tree Inc (b)	6,300	797,517
Kroger Co/The	369,440	21,257,578
Maplebear Inc (b)	14,545	734,813
Sprouts Farmers Market Inc (b)	221,100	18,139,044
Target Corp	125,263	20,152,311
Walmart Inc	83,400	8,746,158
		153,072,856
Food Products - 0.1%
Archer-Daniels-Midland Co	101,700	8,267,194
Bunge Global SA	62,354	7,246,158
Hershey Co/The	22,500	3,964,725
McCormick & Co Inc/MD	32,900	1,783,838
Mondelez International Inc	88,917	5,519,078
		26,780,993
Household Products - 0.1%
Church & Dwight Co Inc	30,421	3,035,407
Clorox Co/The	6,900	673,992
Colgate-Palmolive Co	69,791	6,268,628
Procter & Gamble Co/The	59,478	8,631,447
		18,609,474
Personal Care Products - 0.0%
Kenvue Inc	172,400	3,254,912
SkinHealth Systems Inc (b)(d)	466,028	315,081
		3,569,993
Tobacco - 0.6%
JUUL Labs Inc Class A (b)(d)(f)	3,370,033	7,009,669
Philip Morris International Inc	773,300	144,839,090
		151,848,759
TOTAL CONSUMER STAPLES		515,942,403
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	225,600	14,336,880
Halliburton Co	345,500	12,731,675
SLB Ltd	88,200	5,300,820
		32,369,375
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	52,200	7,566,912
EQT Corp	179,300	9,714,474
ExxonMobil Holdings Corp	26,800	4,313,460
Range Resources Corp	366,300	15,135,516
Valero Energy Corp	35,500	12,741,660
		49,472,022
TOTAL ENERGY		81,841,397
Financials - 3.1%
Banks - 0.5%
Bank of America Corp	791,717	49,038,951
JPMorgan Chase & Co	100,423	35,752,596
US Bancorp	200,000	12,316,000
Wells Fargo & Co	208,500	18,012,315
		115,119,862
Capital Markets - 0.6%
Blackrock Inc	21,197	24,495,465
Charles Schwab Corp/The	46,400	5,095,648
Coinbase Global Inc Class A (b)	9,700	1,824,764
Goldman Sachs Group Inc/The	34,650	35,547,435
Lincoln International Inc Class A	174,200	4,396,808
Morgan Stanley	32,400	6,911,568
Robinhood Markets Inc Class A (b)	723,600	75,840,516
		154,112,204
Consumer Finance - 0.0%
American Express Co	34,600	11,423,882
Financial Services - 2.0%
Block Inc Class A (b)	25,085	2,057,472
Mastercard Inc Class A	312,849	184,365,044
Paragon Biosciences Emalex Capital Inc Adjustment Escrow (d)(f)	665,263	33,263
Paragon Biosciences Emalex Capital Inc Indemnity Escrow (f)	665,263	565,474
Paragon Biosciences Emalex Capital Inc Milestone 1 June 10, 2028 (d)(f)	665,263	572,126
Paragon Biosciences Emalex Capital Inc Milestone 2 (d)(f)	665,263	126,400
Paragon Biosciences Emalex Capital Inc ODT Royalty (d)(f)	665,263	7
Paragon Biosciences Emalex Capital Inc Ombakay Royalty (d)(f)	665,263	272,758
Paragon Biosciences Emalex Capital Inc Priority Review Voucher Sale (d)(f)	665,263	7
Paragon Biosciences Emalex Capital Inc Shareholder Representative Escrow (f)	665,263	6
Stripe Global Holdings Inc (d)(f)	43,500	3,019,770
Toast Inc Class A (b)	272,800	9,299,752
Visa Inc Class A	662,712	251,413,052
		451,725,131
TOTAL FINANCIALS		732,381,079
Health Care - 12.5%
Biotechnology - 7.4%
AbbVie Inc	123,049	31,552,225
Absci Corp (b)(g)	2,167,086	19,590,457
Akouos Inc (b)(f)	200,563	30,084
Alnylam Pharmaceuticals Inc (b)	219,631	52,862,985
Amgen Inc	108,304	46,557,724
Antares Therapeutics Inc (b)(d)(f)	33,185	48,782
ArriVent Biopharma Inc (b)	66,100	1,986,305
Arrowhead Pharmaceuticals Inc (b)	617,918	50,910,264
Beam Therapeutics Inc (b)(g)	780,599	22,973,029
BeOne Medicines Ltd ADR (b)	141,939	51,038,426
Biogen Inc (b)	32,642	7,071,889
Biohaven Ltd (b)	31,500	481,005
Biomea Fusion Inc (b)(g)	804,702	1,351,899
Biomea Fusion Inc warrants 12/20/2026 (b)	213,800	4,380
Boundless Bio Inc (b)(g)	193,116	542,656
CAMP4 Therapeutics Corp (d)	111,615	441,995
CAMP4 Therapeutics Corp (b)	54,523	215,911
Candel Therapeutics Inc (b)	602,769	7,878,191
Caris Life Sciences Inc (b)	178,341	4,545,912
Cibus Inc Class A (b)(g)	848,628	1,374,777
Crescent Biopharma Inc (b)(d)	165,200	2,742,320
Crescent Biopharma Inc (b)	69,195	1,148,637
Cyclerion Therapeutics Inc (b)(e)(g)	57,300	210,864
Damora Therapeutics Inc (b)	454,905	12,819,223
Denali Therapeutics Inc (b)(g)	255,000	6,058,800
Deverra Therapeutics (b)(d)(f)	20,487	0
Dianthus Therapeutics Inc (b)	400,184	42,263,432
Disc Medicine Inc (b)	21,700	1,706,705
Dyne Therapeutics Inc (b)(g)	796,400	20,252,452
Eikon Therapeutics Inc (b)	187,900	1,965,434
Epicrispr Biotechnologies Inc warrants 8/10/2028 (b)(f)	1,862,933	19
Foghorn Therapeutics Inc (b)	270,112	1,550,443
Freenome Inc (d)	112,198	1,659,409
Freenome Inc Class A (b)(g)	73,552	1,087,834
Generate Biomedicines Inc (g)	562,121	8,583,588
Hemab Therapeutics Holdings Inc	124,400	5,688,812
Ideaya Biosciences Inc (b)(g)	1,105,038	44,312,024
Immuneering Corp (b)(g)	719,805	3,591,827
Immunome Inc (b)(g)	1,246,320	34,161,631
Immunovant Inc (b)	1,093,859	44,651,324
Insmed Inc (b)	156,900	19,113,558
Ionis Pharmaceuticals Inc (b)	1,993,684	120,338,766
Jade Biosciences Inc (b)	300,390	6,416,330
Kailera Therapeutics Inc (b)(g)	178,900	2,755,060
Korsana Biosciences (c)(d)(e)(f)	990,400	4,427,088
Krystal Biotech Inc (b)	195,100	70,111,136
Kymera Therapeutics Inc (b)	554,900	65,927,669
Moderna Inc (b)(g)	1,985,741	278,678,893
Natera Inc (b)	29,800	9,594,408
Nurix Therapeutics Inc (b)	112,200	2,892,516
Odyssey Therapeutics Inc (h)	273,167	6,698,055
Odyssey Therapeutics Inc (b)(g)	266,700	6,539,484
ORIC Pharmaceuticals Inc (b)	44,208	574,262
Oruka Therapeutics Inc (b)	342,850	31,754,767
Parabilis Medicines Inc (h)	291,719	11,379,958
Parabilis Medicines Inc (h)(i)	283,053	10,489,803
Parabilis Medicines Inc	90,500	3,530,405
Praxis Precision Medicines Inc (b)	22,100	7,741,630
Rallybio Corp (b)	53,600	899,944
Regeneron Pharmaceuticals Inc	34,121	27,265,409
Revolution Medicines Inc (b)	587,502	120,772,786
Roivant Sciences Ltd (b)	5,606,600	194,212,624
Sana Biotechnology Inc (b)(g)	2,857,700	11,059,299
Scholar Rock Holding Corp (b)	1,111,684	63,143,651
Sigilon Therapeutics Inc rights (b)(f)	3,192	28,313
Spyre Therapeutics Inc (b)	712,112	63,612,965
Summit Therapeutics Inc (b)(g)	598,883	8,156,786
Tango Therapeutics Inc (b)	750,800	17,148,272
Taysha Gene Therapies Inc (b)(g)	723,220	4,115,122
Tectonic Therapeutic Inc (b)(g)	205,637	6,156,772
Tubulis GmbH escrow shares (d)(f)	1,916	6,687
Tubulis GmbH escrow shares (d)(f)	1,916	37
Tubulis GmbH milestone 1 rights (b)(d)(f)	1,916	135,883
Tubulis GmbH milestone 10 rights (b)(d)(f)	1,916	4,254
Tubulis GmbH milestone 11 rights (b)(d)(f)	1,916	4,043
Tubulis GmbH milestone 2 rights (b)(d)(f)	1,916	206,506
Tubulis GmbH milestone 3 rights (b)(d)(f)	1,916	92,160
Tubulis GmbH milestone 4 rights (b)(d)(f)	1,916	106,855
Tubulis GmbH milestone 5 rights (b)(d)(f)	1,916	17,953
Tubulis GmbH milestone 6 rights (b)(d)(f)	1,916	56,714
Tubulis GmbH milestone 7 rights (b)(d)(f)	1,916	54,951
Tubulis GmbH milestone 8 rights (b)(d)(f)	1,916	8,967
Tubulis GmbH milestone 9 rights (b)(d)(f)	1,916	8,967
Vaxcyte Inc (b)	149,790	9,098,245
Vera Therapeutics Inc Class A (b)(g)	203,782	6,944,891
Vertex Pharmaceuticals Inc (b)	39,193	21,341,372
		1,749,537,890
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	1	109
Blink Health LLC Class A1 (b)(d)(f)	28,770	1,083,191
Butterfly Network Inc Class A (b)(g)	2,728,061	21,524,401
Ceribell Inc (b)	46,300	1,110,274
Dexcom Inc (b)	115,184	10,488,655
Glaukos Corp (b)	123,800	22,229,528
Globus Medical Inc Class A (b)	38,100	3,100,197
Inspire Medical Systems Inc (b)	3,150	198,419
Insulet Corp (b)	4,260	633,292
Intuitive Surgical Inc (b)	106,273	40,050,043
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	3,109	69,362
Medline Inc Class A	197,600	6,921,928
Novocure Ltd (b)	1,550,900	27,373,385
Procept Biorobotics Corp (b)(g)	20,362	431,674
Saluda Medical Inc (d)(h)	84,572	281,810
Saluda Medical Inc depository receipt	260,183	86,698
		135,582,966
Health Care Providers & Services - 0.5%
Alignment Healthcare Inc (b)	314,422	4,213,255
Blue Marlin Therapeutics, Inc. (d)(f)	152	9,500
Cardinal Health Inc	69,300	16,259,166
Conformal Medical Inc Adjustment Escrow shares (d)(f)	334,464	3,345
Conformal Medical Inc Shareholder Rep Escrow shares (d)(f)	334,464	6,689
Conformal Medical Inc Vizara Med Escrow shares (d)(f)	334,464	3
CVS Health Corp	112,800	10,593,048
Guardant Health Inc (b)	46,900	7,458,038
Hims & Hers Health Inc Class A (b)(g)	123,600	3,656,088
McKesson Corp	27,150	24,036,438
Omada Health Inc (b)	132,520	3,253,366
Quest Diagnostics Inc	53,700	12,904,110
Scorpion Therapeutics Inc (b)(d)(f)	526,726	5
Scorpion Therapeutics Inc rights (b)(d)(f)	526,726	437,183
UnitedHealth Group Inc	67,100	26,129,411
		108,959,645
Health Care Technology - 0.0%
Allotera Therapeutics Inc warrants 8/22/2035 (b)(d)(f)	76,908	137,665
Candid Therapeutics Adjustment Escrow shares (d)(f)	922,295	9,223
Candid Therapeutics milestone 1 rights (b)(d)(f)	922,295	64,561
Candid Therapeutics milestone 2 rights (b)(d)(f)	922,295	36,892
Candid Therapeutics Shareholder Rep Escrow shares (d)(f)	922,295	9
HeartFlow Inc (b)	101,021	5,090,448
Prognomiq Inc (b)(d)(f)	36,205	1,448
		5,340,246
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	51,600	3,222,420
Danaher Corp	49,333	10,535,555
Illumina Inc (b)	102,700	21,939,801
Repligen Corp (b)	31,500	5,700,870
Thermo Fisher Scientific Inc	67,600	41,715,960
		83,114,606
Pharmaceuticals - 3.6%
Adimab LLC (b)(d)(f)(j)	762,787	8,993,259
Adimab LLC (b)(d)(f)(j)	762,787	3,669,005
Amylyx Pharmaceuticals Inc (b)	165,300	5,578,875
Atea Pharmaceuticals Inc (b)(g)	733,900	3,926,365
Avalyn Pharma Inc	63,500	2,205,355
Braveheart Bio Inc	187,500	4,781,250
Bristol-Myers Squibb Co	60,165	4,019,624
Definium Therapeutics Inc (b)	133,000	5,282,760
Eli Lilly & Co	541,600	626,484,968
Harmony Biosciences Holdings Inc (b)	118,623	4,671,374
Kardigan Inc (h)	199,850	4,028,976
Kardigan Inc (b)	143,100	2,884,896
LB Pharmaceuticals Inc (d)	48,377	2,057,667
Lexicon Pharmaceuticals Inc (b)(g)	5,067,393	11,401,634
Maze Therapeutics Inc (b)	14,500	385,265
Nektar Therapeutics (b)(g)	424,554	30,304,665
Nuvation Bio Inc Class A (b)(g)	4,561,397	30,378,904
Ocular Therapeutix Inc (b)(g)	2,611,078	27,390,208
Optinose Inc (b)(f)	103,948	1
Optinose Inc warrants 11/23/2027 (b)(f)	206,400	2
Pfizer Inc rights (b)(f)	961,700	5,202,797
Rapport Therapeutics Inc (b)	594,106	28,915,139
Roche Holding AG	6,870	2,998,375
Roche Holding AG rights (b)(f)	858,559	1,442,379
Seaport Therapeutics Inc (b)(g)	105,300	2,493,504
Sienna Biopharmaceuticals Inc (b)(f)	589,618	59
Skyhawk Therapeutics Inc (b)(d)(f)	147,577	9,319,488
Skyhawk Therapeutics Inc rights 5/23/2028 (b)(d)(f)	126,113	1
Structure Therapeutics Inc ADR (b)	48,700	2,235,817
Tarsus Pharmaceuticals Inc (b)	50,700	3,763,968
Trevi Therapeutics Inc (b)	223,263	3,706,166
VeraDermics Inc (g)	188,412	18,541,625
Wave Life Sciences Inc	246,400	1,207,360
		858,271,731
TOTAL HEALTH CARE		2,940,807,084
Industrials - 3.1%
Aerospace & Defense - 0.8%
Anduril Industries Inc Class B (b)(d)(f)	1,799	132,227
Anduril Industries Inc Class C (b)(d)(f)	1	73
Arxis Inc Class A	54,100	2,800,757
Beta Technologies Inc Class A (b)(g)	781,962	15,717,436
Boeing Co (b)	201,586	41,885,539
GE Aerospace	380,300	127,670,513
Lockheed Martin Corp	11,060	6,207,204
		194,413,749
Air Freight & Logistics - 0.1%
FedEx Corp	17,100	5,598,540
United Parcel Service Inc Class B	131,184	13,673,308
		19,271,848
Building Products - 0.0%
Madison Air Solutions Corp (d)	87,445	2,077,693
Madison Air Solutions Corp Class A (g)	407,800	10,765,920
Trane Technologies PLC	4,700	2,088,680
		14,932,293
Construction & Engineering - 0.2%
Comfort Systems USA Inc	10,700	16,538,134
Fluor Corp (b)	67,000	3,652,170
Quanta Services Inc	26,800	16,270,012
		36,460,316
Electrical Equipment - 0.7%
Bloom Energy Corp Class A (b)	95,500	19,701,650
Eaton Corp PLC	52,844	21,236,947
Emerson Electric Co	18,449	2,812,366
Empower Semiconductor Inc (d)(f)	289,000	31,789
GE Vernova Inc	107,850	96,906,461
Vertiv Holdings Co Class A	93,500	24,190,320
		164,879,533
Ground Transportation - 0.2%
Fedex Freight Holding Co Inc	8,350	1,116,728
Lyft Inc Class A (b)	70,900	1,198,210
Neutron Holdings Inc (d)(h)	162,878	6,577,014
Neutron Holdings Inc (b)	24,500	989,310
Old Dominion Freight Line Inc	60,100	12,017,596
Uber Technologies Inc (b)	114,504	8,662,228
Union Pacific Corp	38,900	11,696,063
		42,257,149
Industrial Conglomerates - 0.0%
3M Co	42,280	7,264,973
Honeywell International Inc	33,591	7,172,686
		14,437,659
Machinery - 0.4%
Caterpillar Inc	91,060	72,617,618
Deere & Co	17,200	11,264,452
Illinois Tool Works Inc	29,453	8,110,473
		91,992,543
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	109,900	4,542,166
American Airlines Group Inc (b)	840,400	11,286,572
Delta Air Lines Inc	569,690	44,435,820
Southwest Airlines Co	792,837	30,548,010
United Airlines Holdings Inc (b)	694,125	74,958,559
Wheels Up Experience Inc Class A rights (b)(f)	23,018	0
Wheels Up Experience Inc Stage 1 rights (b)(f)	23,018	0
Wheels Up Experience Inc Stage 3 rights (b)(f)	23,018	0
		165,771,127
TOTAL INDUSTRIALS		744,416,217
Information Technology - 49.4%
Communications Equipment - 2.5%
Arista Networks Inc (b)	231,528	45,307,714
Ciena Corp (b)	1,270,439	486,324,050
Lumentum Holdings Inc (b)	60,300	55,160,028
		586,791,792
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (b)	43,490	12,082,827
Corning Inc	622,800	92,629,044
Flex Ltd (b)	8,200	895,849
		105,607,720
IT Services - 1.1%
Akamai Technologies Inc (b)	108,800	11,817,856
Cloudflare Inc Class A (b)	539,481	164,601,048
CoreWeave Inc Class A (b)	7,500	636,675
Fastly Inc Class A (b)	437,400	9,968,346
IBM Corporation	40,895	9,564,114
Kyndryl Holdings Inc (b)	75,300	1,012,785
MongoDB Inc Class A (b)	11,841	5,368,354
Okta Inc Class A (b)	119,501	20,678,453
Quantinuum Inc Class A (g)	3,100	155,309
Snowflake Inc (b)	79,225	26,257,542
Twilio Inc Class A (b)	6,800	1,602,284
		251,662,766
Semiconductors & Semiconductor Equipment - 24.9%
Advanced Micro Devices Inc (b)	367,436	172,959,474
Applied Materials Inc	117,985	54,083,144
ARM Holdings PLC ADR (b)	8,800	2,128,808
Astera Labs Inc (b)	365,812	108,638,848
Broadcom Inc	1,468,450	543,825,773
Cerebras Systems Inc B - 180 Day Lockup Final Release (h)	145,965	26,892,592
Cerebras Systems Inc B - Lockup Released	260,697	48,030,815
Cerebras Systems Inc B - October 14, 2026 Lockup Release (h)	60,422	11,132,149
Cerebras Systems Inc B - October 28, 2026 Lockup Release (h)	60,422	11,132,149
Cerebras Systems Inc B - September 16, 2026 Lockup Release (h)	45,486	8,380,341
Cerebras Systems Inc B - September 2, 2026 Lockup Release (h)	45,486	8,380,341
Cerebras Systems Inc B - September 30, 2026 Lockup Release (h)	60,422	11,132,149
Cerebras Systems Inc Class A (b)	68,200	12,565,168
Enphase Energy Inc (b)(g)	31,200	1,136,303
First Solar Inc (b)	51,250	10,347,375
GlobalFoundries Inc	85,100	3,803,119
Impinj Inc (b)	254,147	44,302,905
Intel Corp (b)	566,800	50,734,268
KLA Corp	485,560	85,191,502
Lam Research Corp	215,900	65,091,691
Marvell Technology Inc	581,869	123,158,393
Micron Technology Inc	303,731	291,196,022
Monolithic Power Systems Inc	16,320	20,690,006
NVIDIA Corp	17,945,500	3,962,007,490
ON Semiconductor Corp (b)	303,200	22,464,088
QUALCOMM Inc	9,699	1,653,485
SiTime Corp (b)	224,635	127,013,122
Teradyne Inc	127,150	44,480,885
Texas Instruments Inc	88,694	23,141,152
		5,895,693,557
Software - 9.4%
Adobe Inc (b)	30,212	8,845,771
Asapp Inc warrants 8/28/2028 (b)(d)(f)	250,984	52,707
Atlassian Corp Class A (b)	7,726	1,500,157
Autodesk Inc (b)	42,342	10,946,677
Canva Inc Class A (b)(d)(f)	2,888	4,324,289
Celestial AI Inc (Milestone 1) rights (b)(d)(f)	341,035	1,398,244
Celestial AI Inc (Milestone 2) rights (b)(d)(f)	341,035	777,560
Celestial AI Inc (Milestone 3) rights (b)(d)(f)	341,035	167,107
Celestial AI Inc escrow shares (d)(f)	341,035	3
Circle Internet Group Inc Class A (b)(g)	79,221	7,569,567
Crowdstrike Holdings Inc Class A (b)	557,932	128,882,292
Databricks Inc (d)(f)	7,800	1,973,400
Datadog Inc Class A (b)	105,080	24,908,163
Docusign Inc (b)	4,200	278,334
Elastic NV (b)	9,894	965,160
Figma Inc Class A (b)	130,829	3,596,489
HubSpot Inc (b)	15,367	4,016,319
Intuit Inc	43,994	15,807,044
Microsoft Corp	2,667,566	1,353,229,557
Nutanix Inc Class A (b)	3,444,541	236,192,177
OpenAI Group Pbc Class A (d)(f)	4,800	3,300,912
Oracle Corp	1,047,004	156,129,236
Palantir Technologies Inc Class A (b)	471,700	87,915,446
Palo Alto Networks Inc (b)	114,500	43,753,885
Rubrik Inc Class A (b)	328,100	30,526,424
Salesforce Inc	27,349	7,043,461
ServiceNow Inc (b)	312,550	46,254,275
Synopsys Inc (b)	3,000	1,318,770
Workday Inc Class A (b)	28,432	5,613,898
Zoom Communications Inc Class A (b)	387,903	37,502,462
Zscaler Inc (b)	12,565	2,367,058
		2,227,156,844
Technology Hardware, Storage & Peripherals - 11.1%
Apple Inc	5,410,028	1,714,167,372
Everpure Inc Class A (b)	4,229,209	393,104,977
Sandisk Corp (b)	295,042	462,242,301
Western Digital Corp	167,900	75,647,345
		2,645,161,995
TOTAL INFORMATION TECHNOLOGY		11,712,074,674
Materials - 0.4%
Chemicals - 0.1%
Albemarle Corp	3,200	431,904
Corteva Inc	86,600	7,328,958
Dow Inc	116,100	3,543,372
Farmers Business Network Inc (b)(d)(f)	21,002	9,451
Farmers Business Network Inc warrants 9/27/2033 (b)(d)(f)	468,740	332,805
Mosaic Co/The (g)	150,800	3,637,296
		15,283,786
Construction Materials - 0.0%
James Hardie Industries PLC (b)	85,573	2,542,374
Containers & Packaging - 0.0%
Avery Dennison Corp	46,400	8,078,704
Smurfit Westrock PLC	11,500	539,350
		8,618,054
Metals & Mining - 0.3%
Freeport-McMoRan Inc	984,200	74,543,308
Nucor Corp	18,400	4,593,376
		79,136,684
TOTAL MATERIALS		105,580,898
Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	56,700	13,394,808
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	51,800	7,552,957
Specialized REITs - 0.0%
American Tower Corp	39,398	6,922,229
Equinix Inc	2,400	2,512,128
		9,434,357
TOTAL REAL ESTATE		30,382,122
TOTAL UNITED STATES		22,523,952,026
TOTAL COMMON STOCKS (Cost $7,236,439,251)		23,138,339,077

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
JUUL Labs Inc 5% 9/28/2029 (d)(f)(l)	5,227,673	5,257,471
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(f)	1,432,300	1,675,791
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(f)	604,914	498,449
Health Care Technology - 0.0%
Allotera Therapeutics Inc 0% 12/31/2199 (d)(f)(k)	408,689	449,803
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f)	235,126	307,239
TOTAL HEALTH CARE		1,255,491
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(f)	1,170,804	1,392,905
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(f)	619,909	339,834
TOTAL UNITED STATES		9,921,492
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,839,069)		9,921,492

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(d)(f)	129,534	1,489,641
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)(f)	24,600	3,751,746
TOTAL CANADA		5,241,387
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(f)	84,766	28,012,620
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(f)	13,569	3,043,778
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(d)(f)	4	32
DNA Script SAS Series C (b)(d)(f)	2,060	246,003

TOTAL FRANCE		246,035
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(f)	155	219,810
Valuedrive Technologies Pvt Ltd Series B (d)(f)	312	442,457
Valuedrive Technologies Pvt Ltd Series C (d)(f)	1	1,418
Valuedrive Technologies Pvt Ltd Series C1 (d)(f)	1	1,418
Valuedrive Technologies Pvt Ltd Series G (d)(f)	2,002,550	788,879
Valuedrive Technologies Pvt Ltd Series S2 (d)(f)	75	106,360

TOTAL INDIA		1,560,342
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(f)	1,613,647	1,194,098
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(d)(f)	134,000	3,146,320
Element Labs Inc Series B (b)(d)(f)	145,400	3,508,502
Element Labs Inc Series C (d)(f)	68,100	1,882,284
TOTAL INDUSTRIALS		8,537,106
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(f)	167,386	2,159,279
Xsight Labs Ltd Series F (b)(d)(f)	218,894	2,289,632
Xsight Labs Ltd Series G (d)(f)	66,100	1,110,480
TOTAL INFORMATION TECHNOLOGY		5,559,391
TOTAL ISRAEL		15,290,595
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(d)(f)	760,965	1,887,193
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)(f)	282,000	6,218,100
TOTAL UNITED KINGDOM		8,105,293
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(f)	32,487	0
Rad Power Bikes Inc Series C (b)(d)(f)	127,831	1
Rad Power Bikes Inc Series D (b)(d)(f)	215,900	3
Waymo LLC Series A2 (b)(d)(f)	10,731	1,810,642
Waymo LLC Series C2 (b)(d)(f)	6,310	1,036,859
		2,847,505
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(f)	14,000	329,139
Textiles, Apparel & Luxury Goods - 0.0%
Sail Biomedicines Series B (b)(d)(f)	66,432	1,201,091
TOTAL CONSUMER DISCRETIONARY		4,377,735
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(f)	26,833	1,547,995
GoBrands Inc Series H (b)(d)(f)	21,372	1,571,911
		3,119,906
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(f)	338,565	3
AgBiome LLC Series D (b)(d)(f)	126,371	1,264
		1,267
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(d)(f)	6,648	13,828
TOTAL CONSUMER STAPLES		3,135,001
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(f)	100,800	1,096,704
Stripe Global Holdings Inc Series H (d)(f)	19,200	1,332,864
Tenstorrent Holdings Inc Series C1 (b)(d)(f)	40,678	3,456,410
Tenstorrent Holdings Inc Series D1 (b)(d)(f)	41,795	3,714,322
Tenstorrent Holdings Inc Series D2 (b)(d)(f)	11,638	1,005,872
TOTAL FINANCIALS		10,606,172
Health Care - 0.5%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(d)(f)	122,084	3,054,542
Altos Labs Inc Series C (b)(d)(f)	26,465	662,154
Ankyra Therapeutics Series B (b)(d)(f)	257,347	1,417,982
Asimov Inc Series B (b)(d)(f)	15,783	418,092
Bright Peak Therapeutics Inc. Series B (b)(d)(f)	239,403	277,707
Bright Peak Therapeutics Inc. Series C (b)(d)(f)	613,036	545,603
Cardurion Pharmaceuticals Inc Series B (b)(d)(f)	292,510	1,734,584
Castle Creek Biosciences Inc Series B (b)(d)(f)	4,910	705,862
Castle Creek Biosciences Inc Series C (b)(d)(f)	2,570	458,822
Castle Creek Biosciences Inc Series D1 (b)(d)(f)	4,460	754,409
Castle Creek Biosciences Inc Series D2 (b)(d)(f)	1,412	207,267
CELLANOME Inc Series B (b)(d)(f)	274,637	2,213,574
City Therapeutics Inc Series A (b)(d)(f)	196,252	2,543,426
City Therapeutics Inc Series B (d)(f)	25,825	377,303
Cleerly Inc Series C (b)(d)(f)	272,438	3,479,033
Element Biosciences Inc Series B (b)(d)(f)	250,956	1,995,101
Element Biosciences Inc Series C (b)(d)(f)	101,911	1,235,161
Element Biosciences Inc Series D (b)(d)(f)	52,404	434,953
Element Biosciences Inc Series D1 (b)(d)(f)	52,404	434,953
ElevateBio LLC Series C (b)(d)(f)	332,500	611,800
Epicrispr Biotechnologies Inc Series C (d)(f)	2,794,400	211,754
Genesis Therapeutics Inc Series D (b)(d)(f)	402,516	3,139,625
LifeMine Therapeutics Inc Series C (b)(d)(f)	1,780,790	2,617,761
National Resilience LLC Series B (b)(d)(f)	251,448	1,113,915
National Resilience LLC Series C (b)(d)(f)	44,850	356,557
Serif Biomedicines, Inc (d)(f)	842,706	1,988,786
Sonoma Biotherapeutics Inc Series B (b)(d)(f)	481,325	755,680
Sonoma Biotherapeutics Inc Series B1 (b)(d)(f)	256,702	472,332
Souffle Therapeutics Inc Series B (d)(f)	595,100	1,606,770
T-Knife Therapeutics Inc Series B (b)(d)(f)	199,356	137,556
Treeline Biosciences Series A (b)(d)(f)	289,700	2,103,222
Treeline Biosciences Series A1 (b)(d)(f)	143,637	1,042,805
Triveni Bio Inc Series B (b)(d)(f)	1,221,168	1,489,825
Triveni Bio Inc Series C (d)(f)	406,952	508,690
		41,107,606
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(d)(f)	197,068	7,419,610
Blink Health LLC Series C1 (b)(d)(f)	84,687	3,188,466
Blink Health LLC Series D (b)(d)(f)	63,464	2,389,419
Kardium Inc/US Series D-6 (b)(d)(f)	1,136,853	1,011,799
Kardium Inc/US Series D-6 (Issued June 2025) (b)(d)(f)	1,587,513	1,095,384
Kardium Inc/US Series D-7 (Aug 25 Closing) (b)(d)(f)	2,289,616	915,846
Kardium Inc/US Series D-7 (June 25 1st Closing) (b)(d)(f)	104,260	41,704
Kardium Inc/US Series D-7 (June 25 2nd Closing) (b)(d)(f)	501,124	200,450
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	53,171	1,523,881
		17,786,559
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(f)	22,992	891,630
Aledade Inc Series E1 (b)(d)(f)	17,916	694,782
Allotera Therapeutics Inc Series B (b)(d)(f)	96,718	159,585
Allotera Therapeutics Inc Series C (b)(d)(f)	1,195,000	2,151,000
Oura Inc Series D (d)(f)	225,686	16,301,300
Oura Inc Series E (d)(f)	515,314	37,221,130
		57,419,427
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(f)	1,018,908	733,614
Galvanize Therapeutics Series C-1 (b)(d)(f)	1,874,651	843,593
Mentari Therapeutics Inc Series A (d)(f)	531,681	1,462,123
Mirador Therapeutics Inc Series A (b)(d)(f)	694,131	2,609,932
Mirador Therapeutics Inc Series B (b)(d)(f)	1,229,919	4,649,094
		10,298,356
TOTAL HEALTH CARE		126,611,948
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (b)(d)(f)	67,505	4,961,618
Anduril Industries Inc Series G (b)(d)(f)	16,600	1,220,100
		6,181,718
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(d)(f)	44,809	3,231,177
Zipline International Inc Series H (d)(f)	77,100	5,559,681
		8,790,858
Machinery - 0.0%
Harbinger Motors Inc Series D-1 (d)(f)	995,463	2,618,067
TOTAL INDUSTRIALS		17,590,643
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.3%
Menlo Microsystems Inc Series C (b)(d)(f)	959,784	527,881
Menlo Microsystems Inc Series C-1 (d)(f)	24,700	27,170
Vast Data Ltd Series A (b)(d)(f)	87,399	5,540,223
Vast Data Ltd Series A1 (b)(d)(f)	215,119	13,636,393
Vast Data Ltd Series A2 (b)(d)(f)	247,456	15,686,236
Vast Data Ltd Series B (b)(d)(f)	196,904	12,481,745
Vast Data Ltd Series C (b)(d)(f)	5,740	363,858
Vast Data Ltd Series E (b)(d)(f)	188,154	11,927,082
		60,190,588
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(d)(f)	43,548	1,393,101
Alif Semiconductor Series D (b)(d)(f)	67,900	2,278,724
Danger Devices Inc Series B (b)(d)(f)	984,000	885,600
Retym Inc Series C (b)(d)(f)	202,413	2,463,366
Retym Inc Series D (b)(d)(f)	50,214	638,220
SiMa Technologies Inc Series B (b)(d)(f)	338,113	2,681,236
SiMa Technologies Inc Series B1 (b)(d)(f)	22,648	192,282
SiMa Technologies Inc Series C (d)(f)	263,546	2,419,352
		12,951,881
Software - 0.7%
Anthropic PBC Series D-1 (b)(d)(f)	65,931	54,217,040
Anthropic PBC Series E (b)(d)(f)	11,600	9,019,348
Anthropic PBC Series F (b)(d)(f)	17,900	13,917,787
Anthropic PBC Series H (d)(f)	2,700	2,099,331
Asapp Inc Series D (b)(d)(f)	437,448	380,580
Canva Inc Series A (b)(d)(f)	924	1,383,533
Canva Inc Series A2 (b)(d)(f)	168	251,551
Crusoe Energy Systems LLC Series D (b)(d)(f)	66,580	13,713,483
Crusoe Energy Systems LLC Series E (d)(f)	7,844	1,615,629
Crusoe Energy Systems LLC Series F (d)	4,226	870,412
Databricks Inc Series G (b)(d)(f)	53,226	13,466,178
Databricks Inc Series H (b)(d)(f)	56,454	14,282,862
Databricks Inc Series J (b)(d)(f)	21,183	5,359,299
Databricks Inc Series K (d)(f)	10,500	2,656,500
Databricks Inc Series L (d)(f)	5,000	1,265,000
Dataminr Inc Series D, 8% (b)(d)(f)	442,241	2,901,101
Density AI Inc (d)(f)	623,000	12,584,600
Evozyne Inc Series A (b)(d)(f)	101,400	1,647,750
Evozyne Inc Series B (b)(d)(f)	63,838	1,065,456
Lyte AI Inc Series B (b)(d)(f)	178,058	5,480,625
Lyte AI Inc Series C (d)(f)	14,500	533,890
OpenAI Group Pbc Series A-3 (d)(f)	8,320	5,721,581
Physical Intelligence Inc Series B (d)(f)	11,100	5,141,520
Physical Intelligence Inc Series C (d)(f)	1,167	586,021
Skyryse Inc Series B (b)(d)(f)	117,170	2,713,658
Skyryse Inc Series C (d)(f)	77,500	1,860,000
Skyryse Inc Series C-1 (d)(f)	8,734	202,803
		174,937,538
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(f)	121,541	7,219,535
Lightmatter Inc Series C2 (b)(d)(f)	19,091	1,162,069
Lightmatter Inc Series D (b)(d)(f)	112,461	8,460,442
		16,842,046
TOTAL INFORMATION TECHNOLOGY		264,922,053
Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(d)(f)	15,988	7,195
Manus Bio Inc Series One-5 (b)(d)(f)	134,553	505,919
Manus Bio Inc Series One-6 (b)(d)(f)	187,183	703,808
		1,216,922
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(f)	355,446	12,088,718
TOTAL MATERIALS		13,305,640
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(f)	16,253	702,781
Redwood Materials Series D (b)(d)(f)	6,752	291,956
Redwood Materials Series E (d)(f)	1,185	51,239
TOTAL UTILITIES		1,045,976
TOTAL UNITED STATES		441,595,168
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $288,896,139)		503,095,218

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(f) (Cost $4,471,547)	13,511	1,978,416

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(f)(m)	2,237,248	2,300,562
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(f)	181,375	58,503
Health Care - 0.0%
Biotechnology - 0.0%
Bright Peak Therapeutics Inc. 8% 2/28/2027 (d)(f)	63,676	65,367
TOTAL UNITED STATES		123,870
TOTAL PREFERRED SECURITIES (Cost $2,482,299)		2,424,432

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	3.69	729,491,017	729,636,916
Fidelity Securities Lending Cash Central Fund (o)(p)	3.72	283,375,962	283,404,300
TOTAL MONEY MARKET FUNDS (Cost $1,013,039,205)			1,013,041,216

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $8,555,167,510)	24,668,799,851
NET OTHER ASSETS (LIABILITIES) - (3.9)% (n)	(929,878,273)
NET ASSETS - 100.0%	23,738,921,578

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $637,283,528 or 2.7% of net assets.

(e)	Affiliated company.
(f)	Level 3 security.
(g)	Security or a portion of the security is on loan at period end.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $756,039,634 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,768,633 or 0.1% of net assets.

(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Includes $41,672,055 of cash collateral to cover margin requirements for futures contracts.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $228,029,357.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	8,796,986

Adimab LLC	9/17/2014 - 6/5/2015	2,958,047

AgBiome LLC Series C	6/29/2018	2,144,369

AgBiome LLC Series D	9/3/2021	704,351

Akeana Series C	1/23/2024	1,286,289

Aledade Inc Series B1	5/7/2021	880,380

Aledade Inc Series E1	5/20/2022	892,475

Alif Semiconductor Series C	3/8/2022	883,961

Alif Semiconductor Series D	4/11/2025	1,834,461

Allotera Therapeutics Inc 0% 12/31/2199	6/14/2024	408,689

Allotera Therapeutics Inc Series B	7/9/2021	750,038

Allotera Therapeutics Inc Series C	8/22/2025 - 2/17/2026	2,118,604

Allotera Therapeutics Inc warrants 8/22/2035	8/22/2025	0

Altos Labs Inc Series B	7/22/2022	2,337,713

Altos Labs Inc Series C	3/15/2024	662,218

Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	1,467,330

Anduril Industries Inc Series G	4/17/2025	678,654

Ankyra Therapeutics Series B	8/26/2021	1,449,327

Ant International Co Ltd Class C	5/16/2018	2,173,202

Antares Therapeutics Inc	3/5/2025	94,811

Anthropic PBC Series D-1	5/31/2024	1,978,227

Anthropic PBC Series E	2/14/2025	650,603

Anthropic PBC Series F	8/18/2025	2,523,320

Anthropic PBC Series H	5/28/2026	1,590,326

Asapp Inc Series D	8/29/2023	1,689,205

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,462,779

Bending Spoons SpA	10/9/2025	1,296,978

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	910,758

Blink Health LLC Series C	11/7/2019 - 7/14/2021	7,523,268

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	3,290,001

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,665,488

Blue Marlin Therapeutics, Inc.	10/23/2025	17,640

Bolt Technology OU Series E	1/3/2022	3,525,179

Bright Peak Therapeutics Inc. 8% 2/28/2027	6/2/2026	63,676

Bright Peak Therapeutics Inc. Series B	5/14/2021	935,108

Bright Peak Therapeutics Inc. Series C	5/7/2024	694,876

Bytedance Ltd Series E1	11/18/2020	9,288,165

CAMP4 Therapeutics Corp	9/9/2025	170,771

Candid Therapeutics Adjustment Escrow shares	6/17/2026	9,223

Candid Therapeutics milestone 1 rights	6/17/2026	64,561

Candid Therapeutics milestone 2 rights	6/17/2026	36,892

Candid Therapeutics Shareholder Rep Escrow shares	6/17/2026	9

Canva Inc Class A	3/18/2024 - 11/12/2025	4,123,579

Canva Inc Series A	9/22/2023	985,595

Canva Inc Series A2	9/22/2023	179,198

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,432,597

Castle Creek Biosciences Inc Series A4	9/29/2016	4,471,547

Castle Creek Biosciences Inc Series B	10/9/2018	2,022,184

Castle Creek Biosciences Inc Series C	12/9/2019	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/2022	959,034

Castle Creek Biosciences Inc Series D2	6/28/2021	242,099

Celestial AI Inc (Milestone 1) rights	2/25/2025	709,728

Celestial AI Inc (Milestone 2) rights	2/25/2025	545,342

Celestial AI Inc (Milestone 3) rights	2/25/2025	159,167

Celestial AI Inc escrow shares	2/25/2025	0

CELLANOME Inc Series B	1/8/2024	2,057,031

City Therapeutics Inc Series A	4/17/2024	1,968,309

City Therapeutics Inc Series B	5/20/2026	377,807

Cleerly Inc Series C	7/8/2022	3,209,483

Conformal Medical Inc Adjustment Escrow shares	2/18/2026	3,345

Conformal Medical Inc Shareholder Rep Escrow shares	2/18/2026	6,689

Conformal Medical Inc Vizara Med Escrow shares	2/18/2026	2

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	2,206,317

Crusoe Energy Systems LLC Series D	12/10/2024	1,942,261

Crusoe Energy Systems LLC Series E	10/8/2025	658,961

Crusoe Energy Systems LLC Series F	8/31/2026	870,413

Danger Devices Inc Series B	3/5/2025	886,091

Databricks Inc	8/12/2026	1,973,400

Databricks Inc Series G	2/1/2021	3,146,861

Databricks Inc Series H	8/31/2021	4,148,473

Databricks Inc Series J	12/17/2024	1,959,428

Databricks Inc Series K	9/8/2025	1,575,000

Databricks Inc Series L	12/18/2025	950,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	5,638,573

Deep Genomics Inc Series C	7/21/2021	1,878,398

Density AI Inc	12/5/2025	928,260

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	8,530,704

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	68,062

DNA Script SAS seed shares	12/17/2021	259,441

DNA Script SAS Series B	12/17/2021	3,203

DNA Script SAS Series C	10/1/2021	1,791,891

Element Biosciences Inc Series B	12/13/2019	1,315,160

Element Biosciences Inc Series C	6/21/2021	2,094,954

Element Biosciences Inc Series D	6/28/2024	411,020

Element Biosciences Inc Series D1	6/28/2024	411,020

Element Labs Inc Series A	2/11/2025	494,272

Element Labs Inc Series B	6/27/2025	1,276,452

Element Labs Inc Series C	4/16/2026	1,889,244

ElevateBio LLC Series C	3/9/2021	1,394,838

Empower Semiconductor Inc	7/7/2026	31,790

Epic Games Inc	7/13/2020 - 7/30/2020	6,785,000

Epicrispr Biotechnologies Inc Series C	8/10/2026	211,754

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2026	1,170,804

Evozyne Inc Series A	4/9/2021	2,278,458

Evozyne Inc Series B	9/14/2023	988,851

Fanatics Inc Class A	8/13/2020 - 10/24/2022	6,002,415

Farmers Business Network Inc	9/15/2021	1,305,439

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	619,908

Farmers Business Network Inc Series G	9/15/2021	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Inc	12/5/2025	1,121,980

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	300,420

Galvanize Therapeutics Series B	3/29/2022	1,764,020

Galvanize Therapeutics Series C-1	7/7/2025	789,251

Genesis Therapeutics Inc Series D	8/10/2023	2,055,891

GoBrands Inc Series G	3/2/2021	6,700,664

GoBrands Inc Series H	7/22/2021	8,302,821

Harbinger Motors Inc Series D-1	8/27/2026	2,618,068

InMed Pharmaceuticals Inc	5/19/2026 - 7/22/2026	3,796,478

InSightec Ltd Series G	6/17/2024	1,432,595

JUUL Labs Inc 5% 9/28/2029	8/25/2026	5,227,673

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	4,947,815

JUUL Labs Inc Series E	7/6/2018	196,006

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 6/30/2026	679,275

Kardium Inc/US Series D-6	12/30/2020	1,154,861

Kardium Inc/US Series D-6 (Issued June 2025)	12/30/2020	1,612,660

Kardium Inc/US Series D-7 (Aug 25 Closing)	5/31/2024 - 6/30/2025	1,031,279

Kardium Inc/US Series D-7 (June 25 1st Closing)	8/6/2024	16,219

Kardium Inc/US Series D-7 (June 25 2nd Closing)	8/6/2024	243,261

Kartos Therapeutics Inc 250M Milestone rights	8/20/2026	0

Kartos Therapeutics Inc 950M Milestone rights	8/20/2026	1,399,248

Korsana Biosciences	4/1/2026	2,342,098

LB Pharmaceuticals Inc	7/29/2026	1,690,292

LifeMine Therapeutics Inc Series C	2/15/2022	3,626,739

Lightmatter Inc Series C1	5/19/2023	2,000,176

Lightmatter Inc Series C2	12/18/2023	496,400

Lightmatter Inc Series D	10/11/2024	9,022,803

Lyte AI Inc Series B	8/13/2024	2,258,862

Lyte AI Inc Series C	6/24/2026	534,164

Madison Air Solutions Corp	8/24/2026	2,183,502

Manus Bio Inc Series One-5	11/13/2020	1,411,367

Manus Bio Inc Series One-6	3/30/2021	1,963,412

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,272,194

Menlo Microsystems Inc Series C-1	4/17/2026	27,123

Mentari Therapeutics Inc Series A	9/18/2025	729,626

Mirador Therapeutics Inc Series A	3/19/2024	2,082,393

Mirador Therapeutics Inc Series B	7/31/2025	4,058,733

National Resilience LLC Series B	12/1/2020	3,434,780

National Resilience LLC Series C	6/28/2021	1,991,789

Neurona Therapeutics Inc	6/1/2026	26,628

Neurona Therapeutics Inc	6/1/2026	0

Neurona Therapeutics Inc escrow shares	6/1/2026	133,140

Neurona Therapeutics Inc milestone 2 rights	6/1/2026	8,876

Neurona Therapeutics Inc milestone 3 rights	6/1/2026	8,876

Neurona Therapeutics Inc milestone 4 rights	6/1/2026	8,876

Neutron Holdings Inc	1/25/2019 - 4/27/2026	4,004,584

Nscale Limited Series B	9/25/2025	1,785,436

OpenAI Group Pbc Class A	9/3/2025	2,064,000

OpenAI Group Pbc Series A-3	8/4/2025	2,553,100

Oura Inc Series D	12/18/2024	5,797,873

Oura Inc Series E	9/24/2025	27,605,371

Paragon Biosciences Emalex Capital Inc Adjustment Escrow	6/10/2026	33,263

Paragon Biosciences Emalex Capital Inc Milestone 1 June 10, 2028	6/10/2026	572,126

Paragon Biosciences Emalex Capital Inc Milestone 2	6/10/2026	126,400

Paragon Biosciences Emalex Capital Inc ODT Royalty	6/10/2026	0

Paragon Biosciences Emalex Capital Inc Ombakay Royalty	6/10/2026	259,453

Paragon Biosciences Emalex Capital Inc Priority Review Voucher Sale	6/10/2026	0

Physical Intelligence Inc Series B	10/24/2025	3,014,308

Physical Intelligence Inc Series C	5/28/2026	586,890

Prognomiq Inc	8/20/2020 - 2/16/2022	708,069

Quell Therapeutics Ltd Series B	11/24/2021	1,438,224

Rad Power Bikes Inc	1/21/2021	1,202,019

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	181,375

Rad Power Bikes Inc Series A	1/21/2021	156,712

Rad Power Bikes Inc Series C	1/21/2021	616,636

Rad Power Bikes Inc Series D	9/17/2021	2,069,143

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	770,449

Redwood Materials Series D	6/2/2023	322,313

Redwood Materials Series E	10/20/2025	56,566

Retym Inc Series C	5/17/2023 - 6/20/2023	1,575,137

Retym Inc Series D	1/29/2025	531,616

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	4,128,110

Sail Biomedicines Series B	8/13/2021	1,164,902

Saluda Medical Inc	1/20/2022 - 10/30/2025	4,160,426

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	289,699

Serif Biomedicines, Inc	3/31/2026	2,233,171

SiMa Technologies Inc Series B	5/10/2021	1,733,641

SiMa Technologies Inc Series B1	4/25/2022	160,595

SiMa Technologies Inc Series C	4/8/2024 - 8/18/2026	1,718,384

SkinHealth Systems Inc	12/8/2020	4,660,280

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	5,406,904

Skyhawk Therapeutics Inc rights 5/23/2028	12/19/2019	0

Skyryse Inc Series B	10/21/2021	2,891,752

Skyryse Inc Series C	9/16/2025 - 11/21/2025	2,094,376

Skyryse Inc Series C-1	8/13/2024	177,030

Sonoma Biotherapeutics Inc Series B	7/26/2021	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/2021	760,993

Souffle Therapeutics Inc Series B	7/22/2026	1,607,841

Stripe Global Holdings Inc	5/18/2021	1,745,585

Stripe Global Holdings Inc Series H	3/15/2021	770,400

T-Knife Therapeutics Inc Series B	6/30/2021	1,150,045

Taalas Inc 0%	12/23/2025	2,237,248

Taalas Inc Series B	2/19/2025	1,350,870

Taalas Inc warrants	12/23/2025	451,751

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,432,300

Tenstorrent Holdings Inc Series C1	4/23/2021	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	3,294,552

Tenstorrent Holdings Inc Series D2	7/17/2024	884,255

Tory Burch LLC Class A	5/14/2015	17,612,190

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,267,627

Treeline Biosciences Series A1	10/27/2022	1,236,757

Triveni Bio Inc Series B	9/19/2024	1,277,830

Triveni Bio Inc Series C	5/28/2026	511,132

Tubulis GmbH escrow shares	5/21/2026	38

Tubulis GmbH escrow shares	5/21/2026	6,629

Tubulis GmbH milestone 1 rights	5/21/2026	134,791

Tubulis GmbH milestone 10 rights	5/21/2026	4,254

Tubulis GmbH milestone 11 rights	5/21/2026	4,024

Tubulis GmbH milestone 2 rights	5/21/2026	204,648

Tubulis GmbH milestone 3 rights	5/21/2026	91,642

Tubulis GmbH milestone 4 rights	5/21/2026	106,798

Tubulis GmbH milestone 5 rights	5/21/2026	17,876

Tubulis GmbH milestone 6 rights	5/21/2026	56,330

Tubulis GmbH milestone 7 rights	5/21/2026	54,893

Tubulis GmbH milestone 8 rights	5/21/2026	8,929

Tubulis GmbH milestone 9 rights	5/21/2026	8,929

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	186,375

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	375,394

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	759,471

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	82,896

Vast Data Ltd Series A	11/28/2023	961,389

Vast Data Ltd Series A1	11/28/2023	2,366,309

Vast Data Ltd Series A2	11/28/2023	2,722,016

Vast Data Ltd Series B	11/28/2023	2,165,944

Vast Data Ltd Series C	11/28/2023	63,140

Vast Data Ltd Series E	11/28/2023	4,139,388

Waymo LLC Series A2	5/8/2020	921,441

Waymo LLC Series C2	10/18/2024	493,450

Xsight Labs Ltd Series D	2/16/2021	1,338,419

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,013,482

Xsight Labs Ltd Series G	5/7/2026 - 7/10/2026	1,113,124

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	1,879,572

Zipline International Inc Series H	12/3/2025	4,337,974

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Bending Spoons SpA	12/28/2026

Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - October 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Kardigan Inc	12/15/2026

Neutron Holdings Inc	12/30/2026

Odyssey Therapeutics Inc	11/4/2026

Parabilis Medicines Inc	12/7/2026

Parabilis Medicines Inc	12/7/2026

Saluda Medical Inc	3/31/2027

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	38,226,063	4,455,545,468	3,764,160,526	2,514,166	23,900	2,011	729,636,916	729,491,017
Fidelity Securities Lending Cash Central Fund	163,587,103	1,494,468,247	1,374,656,054	912,008	5,004	-	283,404,300	283,375,962
	201,813,166	5,950,013,715	5,138,816,580	3,426,174	28,904	2,011	1,013,041,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Cyclerion Therapeutics Inc	-	371,361	-	-	-	(160,497)	210,864	57,300
InMed Pharmaceuticals Inc	-	3,796,478	-	-	-	555,271	4,351,749	1,611,759
Korsana Biosciences	-	2,342,098	-	-	-	2,084,990	4,427,088	990,400
Total	-	6,509,937	-	-	-	2,479,764	8,989,701

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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